Employee Compensation and Benefits - Additional Information (FY) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014
Compensation Related Costs [Abstract]
Partnership interest-based compensation	$ 4,903,000	$ 7,920,000	$ 172,358,000	[1]	$ 30,233,000	$ 19,495,000
Interest-based compensation, award modifications	1,600,000	3,700,000	46,900,000		16,300,000	0
Unvested stated target payments	10,900,000	9,200,000	0		12,300,000	6,900,000
Interest-based compensation expense, profit interest	$ 3,300,000	$ 4,200,000	$ 125,500,000		$ 13,900,000	16,800,000
Service period							5 years
Interest-based compensation expense, equity awards						$ 2,700,000

[1]	For discussion on the restatement adjustments, see Note 4.